Investment Portfolio
(UNAUDITED) | 01.31.2022
CARILLON EAGLE SMALL CAP GROWTH FUND
COMMON STOCKS - 99.1%	Shares	Value
Aerospace & defense - 0.2%
AeroVironment, Inc.*	59,137	$3,366,078
Banks - 0.7%
First Financial Bankshares, Inc.	237,843	11,176,243
Beverages - 1.0%
Celsius Holdings, Inc.*	342,076	16,327,288
Biotechnology - 9.9%
Aldeyra Therapeutics, Inc.*	830,888	3,049,359
Arrowhead Pharmaceuticals, Inc.*	298,814	15,765,427
Biohaven Pharmaceutical Holding Co. Ltd.*	161,375	21,441,896
Blueprint Medicines Corp.*	175,715	13,547,626
BridgeBio Pharma, Inc.*	148,333	1,464,047
CareDx, Inc.*	138,438	5,786,708
Denali Therapeutics, Inc.*	90,808	3,107,450
Fate Therapeutics, Inc.*	116,600	4,840,066
Halozyme Therapeutics, Inc.*	497,211	17,208,473
Horizon Therapeutics PLC*	119,183	11,123,349
Insmed, Inc.*	431,558	9,787,735
Intellia Therapeutics, Inc.*	127,263	12,035,262
Karuna Therapeutics, Inc.*	117,212	13,017,565
Kodiak Sciences, Inc.*	84,661	4,969,601
Kura Oncology, Inc.*	432,017	6,087,119
Natera, Inc.*	106,147	7,499,286
TG Therapeutics, Inc.*	265,952	3,077,065
Turning Point Therapeutics, Inc.*	166,131	6,185,057
Verastem, Inc.*	2,574,399	3,938,830
Building products - 0.8%
Trex Co., Inc.*	153,841	14,071,836
Capital markets - 5.1%
LPL Financial Holdings, Inc.	312,125	53,785,380
PJT Partners, Inc., Class A	446,623	30,959,906
Chemicals - 3.5%
Quaker Houghton	275,268	57,577,808
Commercial services & supplies - 5.8%
Casella Waste Systems, Inc., Class A*	125,000	9,497,500
IAA, Inc.*	421,168	19,344,246
MSA Safety, Inc.	126,334	17,358,292
Ritchie Bros Auctioneers, Inc.	743,907	45,348,571
The Brink's Co.	61,508	4,292,028
Communications equipment - 0.6%
Lumentum Holdings, Inc.*	97,742	9,918,858
Construction materials - 2.4%
Summit Materials, Inc., Class A*	1,103,645	39,245,616
Electrical equipment - 1.1%
Thermon Group Holdings, Inc.*	1,070,442	18,358,080
Electronic equipment, instruments & components - 2.3%
Cognex Corp.	252,347	16,770,982
II-VI, Inc.*	336,750	21,349,950
Equity real estate investment trusts (REITs) - 2.6%
EastGroup Properties, Inc.	214,057	42,792,135
Food & staples retailing - 0.7%
Casey's General Stores, Inc.	59,950	11,259,210
Food products - 1.5%
The Simply Good Foods Co.*	728,868	25,678,020
Health care equipment & supplies - 5.0%
AtriCure, Inc.*	310,178	20,360,084
CONMED Corp.	202,234	27,823,354
CryoPort, Inc.*	227,600	9,506,852
Merit Medical Systems, Inc.*	271,601	15,060,275
STAAR Surgical Co.*	138,506	10,072,156
Health care providers & services - 3.1%
Apollo Medical Holdings, Inc.*	147,908	7,614,304
Owens & Minor, Inc.	283,440	11,929,990
Progyny, Inc.*	348,108	14,098,374
Tenet Healthcare Corp.*	134,644	9,979,813
The Ensign Group, Inc.	92,956	7,011,671
Health care technology - 2.8%
Evolent Health, Inc., Class A*	231,839	5,496,903
Inspire Medical Systems, Inc.*	56,043	12,401,755
Omnicell, Inc.*	184,435	27,691,071
Hotels, restaurants & leisure - 6.7%
Everi Holdings, Inc.*	2,922,328	57,774,425
Planet Fitness, Inc., Class A*	146,260	12,964,486
Red Rock Resorts, Inc., Class A	385,301	17,153,601
SeaWorld Entertainment, Inc.*	144,700	8,621,226
Wingstop, Inc.	90,326	13,842,459
Household durables - 1.6%
Universal Electronics, Inc.*(a)	767,812	27,249,648
Insurance - 1.0%
Kinsale Capital Group, Inc.	83,818	16,790,422
IT services - 2.3%
EVO Payments, Inc., Class A*	770,612	18,587,161
MoneyGram International, Inc.*	1,141,870	10,014,200
TaskUS, Inc., Class A*	300,952	9,630,464
Life sciences tools & services - 1.2%
Medpace Holdings, Inc.*	88,797	15,757,916
NeoGenomics, Inc.*	172,486	3,887,834
Machinery - 7.6%
Chart Industries, Inc.*	336,965	41,065,925
Colfax Corp.*	239,524	9,849,227
Graco, Inc.	189,182	13,727,046
John Bean Technologies Corp.	191,096	25,797,960
Woodward, Inc.	325,909	35,937,985
Media - 0.5%
TechTarget, Inc.*	93,942	7,791,549
Oil, gas & consumable fuels - 2.6%
Viper Energy Partners LP	1,616,276	43,704,103
Personal products - 0.5%
The Beauty Health Co.*	615,042	8,733,596
Pharmaceuticals - 0.7%
Arvinas, Inc.*	172,888	12,359,763
Professional services - 0.2%
Upwork, Inc.*	137,428	3,738,042
Road & rail - 2.7%
Landstar System, Inc.	280,851	44,936,160
Semiconductors & semiconductor equipment - 7.9%
CMC Materials, Inc.	199,479	36,081,762
Entegris, Inc.	251,482	30,137,603
Lattice Semiconductor Corp.*	468,975	25,896,799
MaxLinear, Inc.*	88,471	5,310,029
Silicon Laboratories, Inc.*	203,268	33,577,841
Software - 9.5%
Asana, Inc., Class A*	321,165	16,854,739
Blackline, Inc.*	87,462	8,035,134
Digital Turbine, Inc.*	193,950	8,562,893
Everbridge, Inc.*	344,819	17,627,147
Pegasystems, Inc.	346,884	34,417,830
PROS Holdings, Inc.*	419,603	11,627,199
Q2 Holdings, Inc.*	263,190	17,173,148
Rapid7, Inc.*	136,484	13,147,504
Smartsheet, Inc., Class A*	172,811	10,752,300
Sprout Social, Inc., Class A*	273,448	18,826,895
Specialty retail - 5.0%
American Eagle Outfitters, Inc.	681,785	15,565,152
Boot Barn Holdings, Inc.*	85,382	7,852,582
Floor & Decor Holdings, Inc., Class A*	229,802	24,984,073
MarineMax, Inc.*	714,832	33,639,994
Total common stocks (cost $1,144,301,129)		1,641,442,372
Total investment portfolio (cost $1,144,301,129) - 99.1%		1,641,442,372
Other assets in excess of liabilities - 0.9%		14,585,986
Total net assets - 100.0%		$1,656,028,358

* Non-income producing security
(a) Affiliated issuer. For additional information, please refer to the Fund's most recent semiannual or annual report.

Fair value measurements | The Fund utilizes a three-level hierarchy of inputs to establish a classification of fair value measurements. The three levels are defined as:

Level 1—Valuations based on unadjusted quoted prices for identical securities in active markets;
Level 2—Valuations based on inputs other than quoted prices that are observable, either directly or indirectly, including inputs in markets that are not considered active; and
Level 3—Valuations based on inputs that are unobservable and significant to the fair value measurement, and may include the Valuation Committee’s own assumptions on determining fair value of investments.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments and is affected by various factors such as the type of investment and the volume and/or level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Valuation Committee, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the valuation date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy. Investments falling into the Level 3 category may be classified as such due to a lack of market transparency and corroboration to support the quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable entity data.

All investments are categorized as Level 1 as of the date of this report.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investments in Affiliates
(UNAUDITED) | 01.31.2022
An issuer in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of Carillon Eagle Small Cap Growth Fund's investments in securities of affiliated issuers is set forth below:

				Net	Net Change in
				Realized	Unrealized
	Value at			Gain	Appreciation	Value at	Dividend	Shares owned
	10/31/21	Purchases	Sales	(Loss)	(Depreciation)	01/31/22	Income	at 01/31/22
Fast Acquisition Corp., Class A*	$20,193,920	$-	$(15,674,650)	$(1,792,864)	$(2,726,406)	$-	$-	-
Universal Electronics, Inc.	39,058,077	-	(6,905,881)	(384,114)	(4,518,434)	27,249,648	-	767,812
Total	$59,251,997	$-	$(22,580,531)	$(2,176,978)	$(7,244,840)	$27,249,648	$-

*This security is no longer held by the Fund as of the date of this report.